CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities:
Net loss	$ (138,629)	$ (644,131)	$ (907,225)	$ (598,941)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of plant and equipment	10,121	3,215	18,340	6,073
Depreciation of energy assets	24,204	0	3,703	0
Depreciation of right-of-use assets	52,863	35,455	78,953	11,818
Loss on disposal of plant and equipment			0	3,369
Gain on disposal of a subsidiary	(103,746)	0
Non-cash lease expenses	2,550	1,798
Change in operating assets and liabilities:
Accounts and retention receivables	55,402	(14,249)	72,052	(155,221)
Deposits, prepayments and other receivables	(270,082)	(598,330)	(935,567)	(76,502)
Contract assets	(245,459)	345,092
Contract liabilities	(768,199)	386,194	600,213	845,549
Operating lease liabilities	(26)	337
Accounts payable	(134,508)	0	1,100,268
Purchase deposits			(1,124,242)	(316,669)
Accrued liabilities and other payables	388,917	(7,021)	(22,906)	66,103
Net cash used in operating activities	(1,126,592)	(491,640)	(1,116,411)	(214,421)
Cash flow from investing activities:
Purchase of plant and equipment	(25,056)	(3,872)	(61,052)	(15,150)
Purchase of energy assets	189,400	0	288,940	0
Proceed from disposal of a subsidiary	451,753	0
Proceed from disposal of plant and equipment			0	385
Net cash used in investing activities	237,297	(3,872)	(349,992)	(14,765)
Csah flow from financing activities:
Advances from a director	629,960	(123,090)	696,259	314,432
Advance from related companies	74,686	0
Payment of lease liabilities	(55,116)	(37,106)	(78,396)	(12,252)
Proceeds from borrowings	505,232	765,471	768,941	0
Repayment of borrowings	(10,239)	0
Net cash generated from financing activities	1,144,523	605,275	1,386,804	302,180
Effect on exchange rate change on cash and cash equivalents	3,239	(5,842)	(3,448)	(3,937)
Net change in cash and cash equivalents	258,467	103,921	(83,047)	69,057
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	160,594	243,641	243,641	174,584
CASH AND CASH EQUIVALENTS, END OF YEAR	419,061	347,562	160,594	243,641
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for tax	0	0	0	0
Cash paid for interest	$ 83,681	$ 590	$ 66,064	$ 0